SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
SHAREHOLDERS' EQUITY

Capital Stock

  The Company is authorized to issue 150.0 million shares, all of which are common stock with a par value of $.001 per share.

Issuances of Common Stock

On January 17, 2013, the Company entered into an investor relations agreement with a third party pursuant to which the Company agreed to issue over the term of the agreement 250,000 shares of Company common stock in exchange for investor relations’ services to be rendered. On September 18, 2013, the Company extended the term of the agreement and agreed to issue an additional aggregate of 300,000 shares of common stock in exchange for services to be rendered. The term was further extended in April 2014 and the Company agreed to issue an additional 300,000 shares of common stock in exchange for services to be rendered over the term of the agreement.

During the six months ended June 30, 2015 and 2014, the Company issued 175,000 and 300,000 shares of Company common stock and recognized $26,600 and $82,500 of investor relations expense, respectively, under this agreement. This agreement was terminated in June, 2015

On March 17, 2015, the Company entered into a consulting agreement for investor relations services. In consideration of such services, the Company issued 28,125 shares of Company common stock to the consultant on said date and valued them at $3,938 based on the closing price of the stock on the date of issuance.

On August 27, 2014, the Company agreed to issue 200,000 shares of Company common stock pursuant to a consulting contract with a third party for marketing and public relations services. The Company issued 100,000 shares of stock pursuant to this agreement on September 2, 2014. The remaining 100,000 shares were issued on November 4, 2014.  The Company extended the consulting contract in January of 2015 and agreed to issue an additional 200,000 shares.  The issued shares have been valued at the closing price of the Company’s common stock on the date of issuance and are expensed over the period that the services are rendered. The Company recognized $19,000 and $0 during the six months ended June 30, 2015 and 2014, respectively, related to services provided.

On March 12, 2015, the Company entered into an amendment agreement with the holder of the February 2014 Convertible Debenture. Pursuant to the Agreement, the maturity date of the Debenture was amended from March 13, 2015 to September 13, 2015. In connection with the execution of the Agreement, the Company issued 250,000 shares of the Company’s common stock (See Note 7).

The September 2014 Convertible Debenture (See Note 7) was converted, according to the terms of the note, by the investor on March 30, 2015 and the Company issued 230,000 shares of its common stock pursuant to this conversion.

On January 23, 2015, the Company entered into a settlement agreement with CRI whereby CRI returned 200,000 shares of Company stock. The share return was in consideration for the Company completing certain product development and regulatory efforts relating to the sale of the product in foreign territories (See Note 4).

The Company issued an additional 137,500 and 85,000 shares of common stock and expensed $25,900 and $37,900 respectively, during the six months ended June 30, 2015 and 2014, to other consultants.  The shares were issued under the Company’s 2013 Equity Incentive Plan (the “Incentive Plan”) or under the corresponding S-8 Plan, as filed with the Securities Exchange Commission. All issued shares have been valued at the closing price of the Company’s common stock on the date of issuance.

2013 Equity Plan

The Company has issued share-based stock, stock unit and option awards to employees, non-executive directors and outside consultants under the Incentive Plan, which was approved by the Company’s Board of Directors in February of 2013. The Incentive Plan allows for the issuance of up to 10,000,000 shares of the Company’s common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The exercise price for all equity awards issued under the Incentive Plan is based on the fair market value of the common stock. Currently, because the Company’s common stock is quoted on the OTCQB, the fair market value of the common stock is equal to the last-sale price reported by the OTCQB as of the date of determination, or if there were no sales on such date, on the last date preceding such date on which a sale was reported. Generally, each vested stock unit entitles the recipient to receive one share of Company common stock which is eligible for settlement at the earliest of their termination, a change in control of the Company or a specified date. Stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards, and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based.

As of June 30, 2015, there 8,345,239 stock units and 134,000 shares subject to options outstanding, the Company issued 1,071,772 shares as payments for services, and 448,989 shares were available for future grants under the Incentive Plan.

2014 Equity Plan

The Company has issued share-based stock, stock unit and option awards to employees, non-executive directors and outside consultants under the Incentive Plan, which was approved by the Company’s Board of Directors in November 2014. The Incentive Plan allows for the issuance of up to 20,000,000 shares of the Company’s common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The exercise price for all equity awards issued under the Incentive Plan is based on the fair market value of the common stock. Currently, because the Company’s common stock is quoted on the OTCQB, the fair market value of the common stock is equal to the last-sale price reported by the OTCQB as of the date of determination, or if there were no sales on such date, on the last date preceding such date on which a sale was reported. Generally, each vested stock unit entitles the recipient to receive one share of Company common stock which is eligible for settlement at the earliest of their termination, a change in control of the Company or a specified date. Stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based.

As of June 30 2015, there were 10,390,000 stock units outstanding, the Company issued 10,390,000 shares to employees and consultants and 9,630,000 shares were available for future grants under the Incentive Plan.

Stock-based Compensation

The stock-based compensation expense for the three and six months ended June 30, 2015 was $121,554 and $751,710 for the issuance of stock units and stock options. The stock-based compensation expense for the three and six months ended June 30, 2014 was $361,938, and $926,164. The Company calculates the fair value of the stock units based upon the quoted market value of the common stock at the date of grant. The Company calculates the fair value of each stock option award on the date of grant using the Black-Scholes Option-Pricing Model. For the six months ended June 30, 2015, the following weighted average assumptions were utilized for the stock option granted during the period:

Expected life (in years)	6.0
Expected volatility	219.31%
Average risk free interest rate	1.54%
Dividend yield	0%

The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. Expected volatility is based on the historical volatility of the Company’s common shares over the period commensurate with the expected life of the options. Expected life in years is based on the “simplified” method as permitted by ASC Topic 718. The Company believes that all stock options issued under its stock option plans meet the criteria of “plain vanilla” stock options. The Company uses a term of six years for all employee stock options. The risk free interest rate is based on average rates for five and seven year treasury notes as published by the Federal Reserve.

The following table summarizes the number of options outstanding and the weighted average exercise price:

	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2014	113,000	$0.37	9.5	$-
Granted	21,000	$0.13	10.0	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at June 30, 2015	134,000	$0.29	9.6	-
Vested at June 30, 2015	134,000	$0.29	9.6	$-

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding options and the quoted price of the Company’s common shares that were in the money at June 30, 2015. At June 30, 2015 and December 31, 2014, the aggregate intrinsic value of all outstanding options was $0.

The Company granted 21,000 and 92,000 options during the six months ended June 30, 2015 and the year ended December 31, 2014, respectively. The weighted average grant date fair value per share of options granted during the six months ended June 30, 2015 and the year ended December 31, 2014 was $0.13 and $0.31, respectively.

 Stock Units

 The following table summarizes the number of stock units outstanding under both plans:

Restricted Stock Units
Outstanding at December 31, 2014	8,270,239
Granted	10,763,243
Exercised	-
Cancelled	-
Outstanding at June 30, 2015	19,033,482
Vested at June 30, 2015	12,758,910

The vested stock units at June 30, 2015 have not settled and are not showing as issued and outstanding shares of the Company. Settlement of these vested stock units will occur on the earliest of (i) the date of termination of service of the employee or consultant, (ii) change of control of the Company, or (iii) 10 years from date of issuance. Settlement of vested stock units may be made in the form of (i) cash, (ii) shares, or (iii) any combination of both, as determined by the board of directors.

On February 15, 2013, the Company entered into a stock unit agreement with its President and Chief Executive Officer pursuant to his employment agreement. Under the terms of the agreement, the Company issued 6,000,000 stock units, 2,000,000 of the units vested immediately, while the remaining 4,000,000 vest in eight equal quarterly installments until January 1, 2015, subject to his continued service to the Company as of the vesting date.  As of June 30, 2015, all of the stock units have vested under this agreement. There were 500,000 stock units which vested during the three and six months ended June 30, 2015 and the Company recognized expense of $210,000 which corresponds to the service period.

On February 15, 2013, the Company entered into a stock unit agreement with a consultant. Under the terms of the agreement, the Company issued 300,000 stock units, with one thirty-sixth of the units vesting on the 7th day of each month beginning on March 7, 2013, subject to the consultant’s continued service to the Company as of the vesting date. At June 30, 2015, 224,993 shares have vested under this agreement. There were 41,667 stock units which vested during the six months ended June 30, 2015 and the Company expensed $11,667.

  In connection with the appointment of Ms. Dillen as Executive Vice President and Chief Financial Officer, the Company entered into an employment letter with her on February 6, 2014. Under the terms of the employment letter, Ms. Dillen received 600,000 stock units. 200,000 of the units vested after six months of employment, while the remaining 400,000 vest in eight equal quarterly installments until August 6, 2016, subject to her continued service to the Company as of the vesting date. Ms. Dillen is also eligible to receive a grant of 100,000 stock units when the Company’s shares of common stock are listed on Nasdaq, all subject to Ms. Dillen’s continued employment.  As of June 30, 2015, 350,000 stock units have vested under this agreement. The Company recognized a total expense of $149,915 which corresponds to the service period.

On February 6, 2014, the Company issued 852,273 stock units to the President and CEO in lieu of cash for the annual bonus.

 In May 2014, the Company issued an additional 75,000 restricted stock units to an employee, which vest according to the Company’s standard vesting plan. The Company recognized expense of $27,750 for the three and six months ended June 30, 2015 which corresponds to the service period.

 During the three and six months ended June 30, 2015, the Company issued 85,714 and 171,428 stock units to its Board of Directors, related to Board Compensation and recognized $12,000 and $24,000 of expense related to the stock units.

On March 31, 2015, the Company issued 10,370,000 restricted stock units to employees, board members and consultants, which vest one-third on the issuance date and then monthly for the next 2 years. For the three and six months ended June 30, 2015, the Company recognized $120,983 and $604,916 of expense for the vested units.

 The Company recognized total compensation expense for the three and six months ended June 30, 2015 of $120,983 and $748,999 for the vested portion of the stock units related to employees.  As of June 30, 2015, compensation expense related to unvested shares not yet recognized in the income statement was $649,476 and is expected to be recognized over an average remaining period of 2 years.

Warrants

On December 7, 2011, the Company entered into a promissory note with Dawson James Securities, Inc. (“DJS”) whereby, as compensation for consulting services rendered, the Company agreed to pay DJS a sum of $50,000 at a rate of 8.0% per annum. On January 28, 2013, the Company paid DJS $54,548, which represents the principal and accrued interest due on the note, discharging the note in full. The Company issued 380,973 warrants in connection with the Dawson James notes. The warrants have an exercise price of $0.10 and expire December 6, 2018.

The Company issued 250,000 warrants in connection with the February 2014 Convertible Debentures. The warrants had an exercise price of $0.50 and expire February 13, 2019 (See Note 4). On March 6, 2015 the Company entered into an agreement with the note holder to extend the February 2014 Convertible Debentures for six months. As consideration for the extension, the Company granted the note holder an additional 250,000 warrants and reduced the exercise price of the warrants from $0.50 to $0.30 (See Note 7).

The Company issued 750,000 warrants in connection with the January 2015 Non-Convertible Debentures. The warrants are exercisable for five years from the closing date at an exercise price of $0.30 per share of Common Stock.  The warrants contain anti-dilution protection, including protection upon dilutive issuances (See Notes 7 and 8).

At June 30, 2015, there are 1,630,973 fully vested warrants outstanding.

Warrant Derivative Liability

The Warrants issued in connection with the January 2015 Non-Convertible Debentures and the February 2014 Convertible Debenture are measured at fair value and classified as a liability because these warrants contain anti-dilution protection and therefore, cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. The estimated fair value of the warrants was determined using the Black-Scholes Option-Pricing Model, resulting in a value of $235,736, which was limited to the value of the debt of $150,000 in accordance with the relative fair value method, and $76,299 respectively, on the date they were issued. The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term and the risk-free interest rate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first. The anti-dilution protection for the warrants survives for the life of the warrants which ends in January 2020 and March 2020 (See Note 8).

The assumptions for the Black-Scholes Option-Pricing Model are represented in the table below for the warrants issued with the January 2015 Non-Convertible Notes and the February 2014 Convertible Debenture, reflected on a per share common stock equivalent basis.

June 30, 2015
Expected life (in years)	6.0
Expected volatility	100.00
Average risk free interest rate	1.54%
Dividend yield	0%

The following table presents the changes in fair value of our warrants measured at fair value on a recurring basis for each reporting period-end.

June 30, 2015
Beginning Balance	$-
Value of Derivative Liability with January 2015 Non-Convertible Debentures	149,998
Value of Derivative Liability with the February 2014 Convertible Debentures	76,299
Change in Fair Value	(47,929)
Ending Balance	$178,368

Capital Stock

The Company is authorized to issue 150.0 million shares, all of which are common stock with a par value of $.001 per share.

 Issuances of Common Stock

 During the years ended December 31, 2014 and 2013, the Company issued 1,195,000 and 450,000 shares, respectively, under the terms of the investor relations agreements. All issued shares have been valued at the closing price of the Company’s common stock on the dates of issuance. The Company recognized expense of $358,000 and $229,950 under the investor relations agreements during the years ended December 31, 2014 and 2013, respectively. Terms of the principal agreement are summarized as follows:

On January 17, 2013, the Company entered into an investor relations agreement with a third party pursuant to which the Company agreed to issue over the term of the agreement an aggregate of 250,000 shares of common stock in exchange for investor relations’ services to be rendered. The Company extended the terms of the investor relations agreement in six month increments until December 31, 2014, and has agreed to issue an additional 690,000 shares related to the agreement extensions.

On August 18, 2014, the Company entered into an additional investor relations agreement with a third party pursuant to which the Company agreed to issue over the term of the agreement an aggregate of 300,000 shares of common stock in exchange for investor relations services to be rendered.

 On August 27, 2014, the Company agreed to issue 200,000 shares of stock pursuant to a consulting contract with a third party for marketing and public relations services. The Company issued 100,000 shares of stock pursuant to this agreement on September 2, 2014. The remaining 100,000 shares were issued on November 4, 2014.  The issued shares have been valued at the closing price of the Company’s common stock on the date of issuance.

 On June 28, 2013, the Company entered into an agreement with a consultant to provide drug development pre-clinical consulting services for Sensum+™ and EjectDelay®. In consideration of such services, the Company issued 236,548 shares in 2013 and 126,296 shares in 2014 to the consultant, which were valued at the closing price of the Company’s common stock on the date of issuance. The aggregate value of the shares issued was $55,521 and $92,865 in 2014 and 2013, respectively, which corresponds to the service period of the consultant’s services. As of December 31, 2014, the studies have completed and the consulting services have terminated.

  On February 19, 2014, the Company agreed with the holders of the January 2012 Debentures, January 2013 Debenture, and the LOC Convertible Debenture to convert such debentures into shares of the Company’s common stock at a conversion price of $0.40 per share.  The conversion would terminate the January 2012 Debentures and the January 2013 Debenture.  The conversion of the LOC Convertible Debenture, would convert the then outstanding principal and interest owed as of such date.  The Company issued a total of 1,855,747 shares of the Company’s common stock that had a value prior to the conversion of $742,299.

On September 15, 2014, the Company entered into a debt exchange agreement with the Investor, pursuant to which the Company agreed to issue 1,900,000 shares of the Company’s common stock of $779,000 based on the value at issuance, in exchange for the retirement of the December 2013 Debenture. The holder of the December 2013 Debenture sold it to the Investor prior to the debt exchange agreement.

The Company issued an additional 343,907 and 331,094 shares of common stock to other consultants under consulting agreements during the years ended December 31, 2014 and 2013, respectively.  The shares were issued under the Company’s 2013 Equity Incentive Plan (the “Incentive Plan”). All issued shares have been valued at the closing price of the Company’s common stock on the date of issuance. The aggregate value of the shares issued was $101,300 and $125,580 for the years ended December 31, 2014 and 2013, respectively.

 Equity Plans

The Company has issued share-based stock, stock unit and option awards to employees, non-executive directors and outside consultants under the Incentive Plan, which was approved by the Board in February of 2013.  The Incentive Plan allows for the issuance of 10,000,000 shares of the Company’s common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards.  The exercise price for all equity awards issued under the Incentive Plan is based on the fair market value of the common stock.  Currently, because the Company’s common stock is quoted on the OTC Markets, the fair market value of the common stock is equal to the last-sale price reported by the OTC Markets as of the date of determination, or if there were no sales on such date, on the last date preceding such date on which a sale was reported.  Generally, each vested stock unit entitles the recipient to receive one share of Company common stock which is eligible for settlement at the earliest of their termination, a change in control of the Company or a specified date.  Stock units can vest according to a schedule or immediately upon award.  Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards, and have a ten-year life.  Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based.

As of December 31, 2014, there were 8,270,239 stock units and 113,000 shares subject to options outstanding, the Company issued 937,844 shares as payments for services, and 678,917 shares were available for future grants under the Incentive Plan.

As of December 31, 2014, there were no shares issued or outstanding under the Company’s 2014 Equity Incentive Plan.

Stock-based Compensation

The stock-based compensation expense for the year ended December 31, 2014 and 2013 was $1,509,005 and $2,254,898, respectively, for the issuance of stock units and stock options. The Company calculates the fair value of the stock units based upon the quoted market value of the common stock at the date of grant. The Company calculates the fair value of each stock option award on the date of grant using the Black-Scholes option-pricing model.  For the year ended December 31, 2014 the following weighted average assumptions were utilized for the stock options granted during the period:

	December 31, 2014	December 31, 2013
Expected life (in years)	6	6
Expected volatility	224.42% - 236.78%	235.7% - 240.6%
Average risk free interest rate	1.69% - 2.02%	1.71% - 2.10%
Dividend yield	0%	0%

The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. Expected volatility is based on the historical volatility of the Company’s common shares over the period since the Company commenced its current line of business. Expected life in years is based on the “simplified” method as permitted by ASC Topic 718. The Company believes that all stock options issued under its stock option plans meet the criteria of “plain vanilla” stock options. The Company uses a term of six years for all employee stock options. The risk free interest rate is based on average rates for five and seven year treasury notes as published by the Federal Reserve.

The following table summarizes the number of options outstanding and the weighted average exercise price:

	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2012	-	$-	-	$-
Granted	51,000	0.46	9.8	1,200
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	(30,000)	-	-	-
Outstanding at December 31, 2013	21,000	$0.64	9.9	$-
Vested at December 31, 2013	21,000	$0.64	9.9	$-
Granted	92,000	0.31	9.6	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2014	113,000	$0.37	9.5	$-
Vested at December 31, 2014	113,000	$0.37	9.5	$-

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding options and the quoted price of the Company’s common shares that were in the money at December 31, 2014. At December 31, 2014 and 2013, the aggregate intrinsic value of all outstanding options was $0.

Stock Units

The following table summarizes the number of stock units outstanding:

Stock Units
Outstanding at December 31, 2012	-
Granted	7,061,250
Expired	-
Cancelled	(750,000)
Forfeited	-
Outstanding at December 31, 2013	6,311,250
Vested at December 31, 2013	4,083,333
Granted	1,958,989
Expired	-
Cancelled	-
Forfeited	-
Outstanding at December 31, 2014	8,270,239
Vested at December 31, 2014	7,228,565

  The vested stock units at December 31, 2014 have not settled and are not showing as issued and outstanding shares of the Company. Settlement of these vested stock units will occur on the earliest of (i) the date of termination of service of the employee or consultant, (ii) change of control of the Company, or (iii) 10 years from date of issuance. Settlement of vested stock units may be made in the form of (i) cash, (ii) shares, or (iii) any combination of both, as determined by the committee.

On February 15, 2013, the Company entered into a stock unit agreement with its President and Chief Executive Officer pursuant to his employment agreement. Under the terms of the agreement, the Company issued to him 6,000,000 stock units, of which 2,000,000 of the units vested immediately, while the remaining 4,000,000 vested in eight equal quarterly installments until January 1, 2015, subject to his continued service to the Company as of the vesting date.  As of December 31, 2014, 5,500,000 stock units have vested under this agreement.  The Company recognized a total expense of $1,023,000 in 2014 and $1,116,000 in 2013, which corresponds to the service period.

On February 15, 2013, the Company entered into a stock unit agreement with a consultant. Under the terms of the agreement, the Company issued 300,000 stock units, with one thirty-sixth of the units vesting on the 7th of each month beginning on March 7, 2013, subject to the consultant’s continued service to the Company as of the vesting date. At December 31, 2014, 183,326 shares have vested under this agreement.  The Company recognized a total expense of $35,333 in 2014 and $35,708 in 2013, which corresponds to the service period.

            In connection with the appointment of Ms. Dillen as Executive Vice President, and Chief Financial Officer, the Company entered into an employment letter with her on February 6, 2014. Under the terms of the employment letter, Ms. Dillen received 600,000 stock units. 200,000 of the units vested after six months of employment, while the remaining 400,000 will vest in eight equal quarterly installments until August 6, 2016, subject to her continued service to the Company as of the vesting date. Ms. Dillen is also eligible to receive a grant of 100,000 stock units when the Company’s shares of common stock are listed on The NASDAQ Stock Market, all subject to Ms. Dillen’s continued employment.  As of December 31, 2014, 250,000 stock units have vested under this agreement. The Company recognized a total expense of $92,544 in 2014 which corresponds to the service period.

 On February 6, 2014, the Company issued 852,273 stock units to the President and CEO in lieu of cash for the annual bonus which vested upon issuance.  The Company recognized a total expense of $281,250 related to these stock units.

 In May 2014, the Company issued 75,000 restricted stock units to an employee, which vest according to the Company’s standard vesting plan. As of December 31, 2014, the Company recognized expense of $6,352 which corresponds to the service period.

 During the year ended December 31, 2014, the Company issued an aggregate of 136,144 stock units to its Board of Directors, and recognized $48,000 of expense related to the stock units.

The Company recognized compensation expense for the year ended December 31, 2014 of $1,496,146 for the vested portion of the stock units related to employees.  As of December 31, 2014, compensation expense related to unvested shares not yet recognized in the income statement was $405,854 and is expected to be recognized over an average period of 1.4 years.

Warrants

 On December 7, 2011, the Company entered into a promissory note with Dawson James Securities, Inc. (“DJS”) whereby, as compensation for consulting services rendered, the Company issued DJS a note in the principal amount of $50,000 which accrued interest at a rate of 8.0% per annum. On January 28, 2013, the Company paid DJS $54,548, which represents the principal and accrued interest due on the note, discharging the note in full. The Company issued warrants to purchase 380,973 shares of common stock in connection with the Dawson James note. The warrants have an exercise price of $0.10 and expire December 6, 2018.

 The Company issued 250,000 warrants in connection with the February 2014 Convertible Debentures. The warrants had an exercise price of $0.50 and expire February 13, 2019 (See Note 4).

At December 31, 2014, there are 630,973 fully vested warrants outstanding.

On March 6, 2015 the Company entered into an agreement with the note holder to extend the February 2014 Convertible Debentures for six months. As consideration for the extension, the Company granted the note holder an additional 250,000 warrants and reduced the exercise price of the warrants from $0.50 to $0.30.  This consideration will result in an inducement charge to interest expense for the fair value of the concessions agreed.